ORGANIZATION - BACs issued and outstanding (Details) - shares	Mar. 31, 2024	Mar. 31, 2023
Capital Unit [Line Items]
BACs Sold	83,651,080	83,651,080
Partners Capital Account Units Outstanding	82,874,653	82,874,653
Series 20
Capital Unit [Line Items]
BACs Sold	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,828,200	3,828,200
Series 21
Capital Unit [Line Items]
BACs Sold	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,879,500
Series 22
Capital Unit [Line Items]
BACs Sold	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,550,145	2,550,145
Series 23
Capital Unit [Line Items]
BACs Sold	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,303,327	3,303,327
Series 24
Capital Unit [Line Items]
BACs Sold	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,150,053	2,150,053
Series 25
Capital Unit [Line Items]
BACs Sold	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,016,809
Series 26
Capital Unit [Line Items]
BACs Sold	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,926,374	3,926,374
Series 27
Capital Unit [Line Items]
BACs Sold	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,431,350	2,431,350
Series 28
Capital Unit [Line Items]
BACs Sold	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,979,139	3,979,139
Series 29
Capital Unit [Line Items]
BACs Sold	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,911,725	3,911,725
Series 30
Capital Unit [Line Items]
BACs Sold	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,621,200	2,621,200
Series 31
Capital Unit [Line Items]
BACs Sold	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,375,757	4,375,757
Series 32
Capital Unit [Line Items]
BACs Sold	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,706,298	4,706,298
Series 33
Capital Unit [Line Items]
BACs Sold	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,605,833	2,605,833
Series 34
Capital Unit [Line Items]
BACs Sold	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,474,319	3,474,319
Series 35
Capital Unit [Line Items]
BACs Sold	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,277,913	3,277,913
Series 36
Capital Unit [Line Items]
BACs Sold	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,083,704	2,083,704
Series 37
Capital Unit [Line Items]
BACs Sold	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,489,100	2,489,100
Series 38
Capital Unit [Line Items]
BACs Sold	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,536,200	2,536,200
Series 39
Capital Unit [Line Items]
BACs Sold	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,288,351
Series 40
Capital Unit [Line Items]
BACs Sold	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,611,356	2,611,356
Series 41
Capital Unit [Line Items]
BACs Sold	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,865,176	2,865,176
Series 42
Capital Unit [Line Items]
BACs Sold	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,706,362	2,706,362
Series 43
Capital Unit [Line Items]
BACs Sold	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,617,987	3,617,987
Series 44
Capital Unit [Line Items]
BACs Sold	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,682,873	2,682,873
Series 45
Capital Unit [Line Items]
BACs Sold	4,014,367	4,014,367
Partners Capital Account Units Outstanding	3,989,967	3,989,967
Series 46
Capital Unit [Line Items]
BACs Sold	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,965,635	2,965,635